Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 - SHAREHOLDERS’ EQUITY

Common Stock

Effective October 19, 2011, the Company completed a four-for-one reverse stock split of its common shares.  All references to common stock and common stock prices have been adjusted to reflect the effects of the reverse stock split.

As of September 30, 2012, the Company had 100,000,000 shares of common stock and 10,000,000 shares of preferred stock authorized, of which 18,016,143 shares of common stock were issued and outstanding.  No preferred shares were issued or outstanding.

During the nine months ended September 30, 2012, the Company granted 356,865 shares of common stock as restricted stock grants to employees, board members, and consultants valued at $1.49 million.  The Company also issued 197,619 shares for payment of quarterly interest expense on the convertible debentures valued at $0.69 million, and 50,000 shares, valued at $0.23 million, to T.R. Winston & Company LLC for acting as placement agent of the Supplemental Debentures.

Warrants

During September 2012, the Company entered into an agreement to issue 600,000 warrants to a financial advisory group. The 600,000 warrants vest monthly in six equal amounts over the six month term of the agreement, have a term of 3 years, and a strike price of $5.00 per share.  The Company records an expense for the value of the warrants on each vesting date.  During the three months ended September 30, 2012, the Company recorded an expense of $0.08 million for the 100,000 warrants that were vested as of September 30, 2012.  Additionally, the agreement provides that the Company will pay a monthly consulting fee of $10,000, with a final payment of $90,000 during the last month of the contract.  The Company may cancel the agreement at any time to avoid any future cash payments or vesting of remaining unvested warrants.

A summary of warrant activity for the nine months ended September 30, 2012 is presented below:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at December 31, 2011	5,638,900	$7.04
Granted	600,000	5.00
Exercised, forfeited, or expired	-	-
Outstanding at September 30, 2012	6,238,900	$6.84

The aggregate intrinsic value of the warrants was approximately $0 as of both September 30, 2012 and December 31, 2011, based on the Company’s closing common stock price of $4.40 and $3.01, respectively; and the weighted average remaining contract life was 2.81 years and 3.18 years, respectively.

NOTE 11 - SHAREHOLDERS’ EQUITY

As of December 31, 2011, the Company had 100,000,000 shares of common stock and 10,000,000 shares of preferred stock authorized, of which 17,436,825 shares of common stock were issued and outstanding. No preferred shares were issued or outstanding. Preferred shares may be issued in such series as Preferred as determined by the Board of Directors. No lock-up or restricted shares were outstanding as of December 31, 2011.

Effective October 19, 2011, the Company completed a four-for-one reverse stock split on its common shares. All references to common stock, restricted stock, stock warrants,  and common stock prices have been adjusted to reflect the effects of the reverse stock split.

In December 2011, the Company provided the 8% convertible debenture holders an inducement to convert their conversion price from $9.40 to $4.25.  An inducement expense of $2.8 million was recognized in 2011. This transaction also increased additional paid-in capital by $2.8 million.  This reduction in conversion price also increased potential dilutive shares outstanding as of December 31, 2011 by 1,082,854 shares from 893,617 to 1,926,471 shares reserved for possible conversion.

In connection with this inducement, the Company entered into an amendment to our 8% senior secured convertible debentures whereby, in addition to the inducement, the mortgage on certain of the Company's oil and gas leases was released and in substitution, we granted a lien on certain replacement oil and gas leases in Nebraska and Wyoming. As partial consideration for the substitution of this collateral, the amendment also provides the holders of the debentures with the first right of refusal to purchase up to 15% of any common stock, preferred stock or convertible debt offering by Recovery through December 31, 2012 at the offering price.

During the year ending December 31, 2011, the Company issued 2,983,233 shares of common stock. The stock issuances were comprised of 2,983,233 shares issued for acquisitions valued at $10,896,071, 10,000 shares issued for services valued at $82,000, 238,824 shares issued as restricted stock grants to employees valued at $6,161,111, 78,972 shares is for interest expense on the convertible notes payable valued at $559,860, 375,333 shares issued in connection with warrant exercises for $2,903,794 of cash.

In addition to the shares of common stock issued during the period, the Company issued convertible notes payable with a face value of $8.4 million. Based upon the current conversion price of $4.25 per share, these notes would convert into 1,976,471 shares of common stock. The conversion price is subject to other adjustments (See Note 7).

During the year ended December 31, 2010, the Company issued 11,749,467 shares of common stock.  The stock issuances were comprised of 2,929,167 shares issued for acquisitions valued at $15,787,500, 502,216 shares issued for services valued at $2,256,239, 1,250,000 shares issued in connection with the loan agreements valued at $5,250,000, 2,235,797 shares issued as restricted stock grants to employees valued at $10,283,622, and 3,978,788 shares issued for $20,046,733 of cash.

During the year ended December 31, 2010, the Company issued common shares for cash. Included in these shares was a private placement of 3,975,300 units at $1.50 per unit, which included one share of common stock and one common stock purchase warrant. The warrants are exercisable at $1.50 per share through May 23, 2015. Warrants of 853,500 were subsequently exercised during 2010 for $5,121,000 of cash. In connection with the exercise, the Company granted a new warrant for each warrant exercised. The new warrants have an exercise price of $8.80 per share, which was slightly greater than the concurrent market price of the Company's common stock, and expire on September 29, 2015. The value of the new warrants, calculated at $2,953,450 using the Black Scholes method, was expensed as a warrant modification and included in general and administrative expenses.

Temporary Equity

As part of the reverse merger in 2009, 5,313 shares of common stock were issued and outstanding under a lock-up agreement that has terms which may result in the Company reacquiring the shares due to circumstances outside of the Company’s control and therefore the shares are preferential to common shares. The 5,313 shares, which were valued at $172,516, covered by the lock-up agreement were treated as temporary equity and reported separately from other shareholders’ equity. The lock-up period for 2,658 shares ended on September 21, 2010, with the other lock-up period ending on March 21, 2011. As a result, on March 21, 2011, the final 2,658 shares covered under the lock-up agreement were moved to permanent on equity.

Warrants

During 2010, the Company issued common shares for cash. Included in these shares was a private placement of 15,901,200 units at $1.50 per unit, which included one share of common stock and one common stock purchase warrant. The warrants are exercisable at $1.50 per share through May 23, 2015. 3,414,000 of these warrants were subsequently exercised during 2010 for $5,121,000 of cash. In connection with the exercise, the Company granted a new warrant for each warrant exercised. The new warrants have an exercise price of $2.20 per share, which was slightly greater than the concurrent market price of the Company's common stock, and expire on September 29, 2015. The value of the new warrants, calculated at $2,953,450 using the Black Scholes method, was expensed as a warrant modification and included in general and administrative expenses

On January 1, 2011, the Company issued 250,000 warrants with an exercise price of $6.00 per share to Hexagon which was valued at approximately $1,600,000 (See Note7).

A summary of warrant activity for the years ended December 31, 2011 and December 31, 2010 is presented below:

	Warrants (1)	Weighted-Average Exercise Price (1)
Outstanding at December 31, 2009	187,500	$14.00
Granted	6,430,233	6.68
Exercised, forfeited, or expired	(853,500)	6.00
Outstanding at December 31, 2010	5,764,233	7.04
Granted	250,000	6.00
Exercised, forfeited, or expired	(375,333)	6.16
Outstanding at December 31, 2011	5,638,900	$6.33

(1)	On October 17, 2011, the Company performed a 4:1 reverse stock split. The values shown are reflecting the reverse stock split.

The aggregate intrinsic value of warrants was approximately $0 and $6,687,000 based on the Company’s closing common stock price of $5.20 and $8.20 as of December 31, 2011 and December 31, 2010, respectively, and the weighted average remaining contract life was 3.68 years and 4.15 years.

Assumptions used in estimating the fair value of the warrants issued for the periods indicated are presented below:

	For the years ended December 31,
	2011	2010
Weighted-average volatility	97%	80%
Expected dividends	0.00%	0.00%
Expected term (in years)	3 – 5	3 – 5
Risk-free rate	2.02%	1.49%

The Company has not adopted a stock incentive plan for its management team.  Members of the board of directors and the management team are periodically awarded restricted stock grants.